Income Taxes (Details) - Schedule of Reconciliation of Taxes on Income - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Schedule of Reconciliation of Taxes on Income [Abstract]
Book Income (loss from operations)	$ (1,151,916)	$ (941,530)
Common stock issued for services	155,966	168,768
Impairment expense		68,738
Unused operating losses	995,950	704,024
Income tax expense